Debt, Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Debt, Cash and Cash Equivalents
B.9. Debt, cash and cash equivalents
Changes in financial position during the period were as follows:

( € million)	June 30, 2025	December 31, 2024

Long-term debt	13,200	11,791

Short-term debt and current portion of long-term debt	7,309	4,209

Interest rate and currency derivatives used to manage debt	10	137

Total debt	20,519	16,137

Cash and cash equivalents	(15,359)	(7,441)

Interest rate and currency derivatives used to manage cash and cash equivalents	(58)	76

Net debt (a)	5,102	8,772

(a)	Net debt does not include lease liabilities, which amounted to €1,776 million as of June 30, 2025 and €1,906 million as of December 31, 2024.
“Net debt” is a
non-IFRS
financial measure used by management and investors to measure Sanofi’s overall net indebtedness.

B.9.1. Net debt at value on redemption
A reconciliation of the carrying amount of net debt in the balance sheet to value on redemption as of June 30, 2025 is shown below:

( € million)				Value on redemption
	Carrying amount at June 30, 2025	Amortized cost	Adjustment to debt measured at fair value	June 30, 2025	December 31, 2024

Long-term debt	13,200	39	78	13,317	11,940

Short-term debt and current portion of long-term debt	7,309	2	—	7,311	4,218

Interest rate and currency derivatives used to manage debt	10	—	(78)	(68)	13

Total debt	20,519	41	—	20,560	16,171

Cash and cash equivalents	(15,359)	—	—	(15,359)	(7,441)

Interest rate and currency derivatives used to manage cash and cash equivalents	(58)	—	—	(58)	76

Net debt (a)	5,102	41	—	5,143	8,806

(a)	Net debt does not include lease liabilities, which amounted to €1,776 million as of June 30, 2025 and €1,906 million as of December 31, 2024.
The table below shows an analysis of net debt by type, at value on redemption:

( € million)	June 30, 2025			December 31, 2024
	non-current	current	Total	non-current	current	Total

Bond issues	13,259	2,322	15,581	11,876	2,716	14,592

Other bank borrowings	58	4,847 (a)	4,905	64	1,290	1,354

Other borrowings	—	1	1	—	3	3

Bank credit balances	—	141	141	—	209	209

Interest rate and currency derivatives used to manage debt	—	(68)	(68)	—	13	13

Total debt	13,317	7,243	20,560	11,940	4,231	16,171

Cash and cash equivalents	—	(15,359)	(15,359)	—	(7,441)	(7,441)

Interest rate and currency derivatives used to manage cash and cash equivalents	—	(58)	(58)	—	76	76

Net debt	13,317	(8,174)	5,143	11,940	(3,134)	8,806

(a)
As of June 30, 2025, current other bank borrowings include €4,535 million related to the US commercial paper program and €230 million related to the Negotiable European Commercial Paper program in France.

Principal financing and debt reduction transactions during the period
Sanofi carried out the following bond issues during the period:
i. March 2025: a bond issue of
€
1.5 billion in two tranches:

•	€ 850 million of floating-rate bonds maturing March 2027, with quarterly coupons and bearing interest at an annual rate of 3-month Euribor plus 30 basis points; and

•	€ 650 million of fixed-rate bonds maturing March 2031, with annual coupons and bearing interest at an annual rate of 2.750%.
ii. June 2025: a bond issue of
€
1.5 billion in two tranches:

•	€ 750 million of fixed-rate bonds maturing June 2029, with annual coupons and bearing interest at an annual rate of 2.625%; and

•	€ 750 million of fixed-rate bonds maturing June 2032, with annual coupons and bearing interest at an annual rate of 3.000%.
Two bond issues were redeemed in 2025:

i.	the € 1 billion fixed-rate bond issue from April 2020, which was redeemed at maturity on April 1, 2025; and

ii.	the € 850 million fixed-rate bond issue from April 2022, which was redeemed at maturity on April 6, 2025.
As of June 30, 2025, Sanofi had two syndicated credit facilities linked to social and environmental criteria in place to manage its liquidity in connection with current operations:

i.	a syndicated credit facility of € 4 billion, drawable in euros and US dollars and expiring on December 6, 2027, for which no further extension options are available; and

ii.	a syndicated credit facility of € 4 billion, drawable in euros and US dollars and expiring on March 6, 2030, for which no further extension options are available.
As of June 30, 2025, neither facility was drawn down.
Sanofi also has two short-term debt programs:

i.	a € 6 billion Negotiable European Commercial Paper program in France; and

ii.	a $10 billion Commercial Paper program in the United States.
During the first half of 2025:

i.	the average drawdown under the US Commercial Paper program was $2.63 billion; and

ii.	the average drawdown under the Negotiable European Commercial Paper program in France was € 0.02 billion.
The financing in place as of June 30, 2025 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking credit spreads or fees to the credit rating.
B.9.2. Market value of net debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

( € million)	June 30, 2025	December 31, 2024

Market value	4,589	8,165

Value on redemption	5,143	8,806